Label	Element	Value
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2022

Effective April 5, 2023, the fund’s name will change from the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund to the T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund. All references throughout the prospectus and summary prospectus to the QM U.S. Small-Cap Growth Equity Fund are replaced by reference to the Integrated U.S. Small-Cap Growth Equity Fund.

In connection with this change, effective April 5, 2023, the third and fourth paragraphs under “Principal Investment Strategies” on page 2 will be replaced with the following:

The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.

As part of the stock selection process, the adviser focuses primarily on companies that, in the adviser’s opinion, are capable of achieving and sustaining above-average, long-term earnings growth.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

In addition, effective April 5, 2023, the third and fourth paragraphs under “Principal Investment Strategies” on page 10 of the prospectus will be replaced with the following:

The fund’s integrated approach to investing combines fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. The fund draws on the adviser’s experience in small-cap investing and takes into account both its quantitative and fundamental research capabilities. The portfolio is typically constructed in a “bottom up” manner, an approach that focuses more on evaluations of individual stocks than on analyses of overall economic trends and market cycles. Stocks are selected based on a variety of metrics such as a company’s valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential.

As part of the stock selection process, the adviser focuses primarily on companies that, in the adviser’s opinion, are capable of achieving and sustaining above-average, long-term earnings growth. The adviser employs various growth metrics, such as a company’s historical and forecasted sales and earnings growth rates.

At times, the fund may have a significant portion of its assets invested in the same economic sector.